Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	¥ 487,004	$ 66,719	¥ 1,001,015	¥ 971,589
Other comprehensive income , net of tax
Foreign currency translation adjustments	112,131	15,362	76,990	137,555
Comprehensive income	599,135	82,081	1,078,005	1,109,144
Less: comprehensive (loss) income attributable to non-controlling interests	11,758	1,611	(8,651)	(4,895)
Comprehensive income attributable to Noah Holdings Limited shareholders	¥ 587,377	$ 80,470	¥ 1,086,656	¥ 1,114,039